DEI	12 Months Ended
Dec. 31, 2018 shares
Document Information [Abstract]
Document Type	20-F
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2018
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Verona Pharma PLC
Entity Central Index Key	0001657312
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Number of shares outstanding (in shares)	105,326,637